Nature of the business, Financing arrangements (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 01, 2017	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 10, 2017 USD ($)	Feb. 10, 2017 EUR (€)	Feb. 03, 2017
Note Issuance Facility [Member]
Financing arrangements [Abstract]
Principal amount					$ 330	€ 275
Abengoa [Member]
Financing arrangements [Abstract]
Percentage of financial liabilities approved							94.00%
Minimum ownership requirement percentage		30.00%		35.00%
Ownership interest			41.47%
Percentage of outstanding shares pledged as collateral			41.44%
Stake in parent to be sold to Algonquin	25.00%
Remaining ownership percentage	16.50%
Abengoa [Member] | Solana and Mojave [Member]
Financing arrangements [Abstract]
Minimum ownership requirement percentage		16.00%	30.00%